Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities
Acrrued Liabilities
	December 31,
	2013	2014
Interest on long-term debt	$1,536	$1,270
Vessels’ operating and voyage expenses	1,055	1,687
Commissions	92	109
Interest on derivatives and other finance expenses	1,006	1,098
General and administrative expenses	176	303
Total	$3,865	$4,467